Equity Compensation Plan (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected term	10 years	10 years
Expected volatility	78.00%	78.00%
Expected dividends	0.00%	0.00%	0.00%
Grant date fair value of common stock	$ 1.50	$ 1.50	$ 1.50
Minimum [Member]
Risk-free interest rate	0.62%	0.62%	1.60%
Expected term			3 years 6 months
Expected volatility			77.00%
Maximum [Member]
Risk-free interest rate	1.75%	1.75%	1.72%
Expected term			5 years 9 months
Expected volatility			79.00%